Related and Interested Parties (Narratives) (Details) $ in Billions	12 Months Ended
Dec. 31, 2018 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Name of parent entity	Israel Corporation LTD.
Explanation of relationships between parent and subsidiaries	Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as joint controlling shareholders of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). Millenium holds approximately 46.94% of the share capital in Israel Corp., which holds as at December 31, 2018 approximately 45.86% of the voting rights and issued share capital of the Company. Millenium is held by Mashat Investments Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 80% and 20% holding rates in the issued share capital, respectively. (It is noted that Mashat granted XT Investments a power of attorney for a fixed period (which is extendable) to vote according to XT's discretion at General Meetings of Millenium in respect of shares constituting 5% of the voting rights in Millenium). Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”) which is incorporated in the Netherlands. Ansonia is a wholly owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is a wholly owned subsidiary of a Liberian company, Court Investments Ltd. (“Court”). Court is wholly owned by a foreign discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments is fully held by XT Holdings Ltd. (“XT Holdings”), a company whose ordinary shares are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd., a company that is controlled by a foreign discretionary trust in which Mr. Idan Ofer is the beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. In addition, Kirby Enterprises Inc., which is indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the share capital of Israel Corp. As of December 31, 2018, the number of ICL's shares held by Israel Corp. does not include 9,909,848 ordinary shares, which are subject to certain forward sale agreements, as set forth on ICL's registration statement on Form F-1 (hereinafter - the Forward Agreements), filed with the Securities and Exchange Commission on September 23, 2014 (the "Financial Transaction"). Israel Corp. does not have voting rights or dispositive power with respect to the shares subject to the Financial Transaction, which have been made available to the financial entities (hereinafter - the Forward Counterparties) with whom it engaged in the Transaction. As at December 31, 2018, the settlement period of the Financial Transaction has commenced, which is expected to be executed, subject to its terms, in components at several settlement dates that will occur over a period of approximately nine months. In accordance with the terms of the Financial Transaction, Israel Corp. will not regain voting rights and dispositive power with respect to the said shares (“physical settlement”), in whole or in part, unless it informs the Forward Counterparties otherwise at the relevant settlement dates specified in the Forward Agreements. Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors and to exert significant influence with respect to the composition of the Company’s Board of Directors
Margin loans	As of December 31, 2018, 141 million ordinary shares have been pledged by Israel Corporation to secure certain liabilities, almost entirely comprised of margin loans with an aggregate outstanding principal amount of $260 million.
Framework agreement of Israel Corporate LTD	In March 2017, ICL's Audit and Accounting Committee and its Board of Directors approved a framework agreement with the controlling shareholder, Israel Corporation Ltd. (hereinafter – Israel Corp.), for three years, according to which Israel Corp. can deposit, occasionally, an amount of up to $150 million in short term U.S. dollar or shekel deposits in ICL subject to ICL’s approval. In August 2017, the terms of the framework agreement were expanded to up to $250 million. The terms and conditions of the deposits, including the interest rate, will be determined on the date of the deposits. The deposits will be received by ICL without security.
The company share In the end of the year, agreements for supply of natural gas	$ 1.9